Financial Risks - Summary of Exchange Rates of US Dollar and UK Pound per Euro (Detail) - Counterparty	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USD [member]
Disclosure of foreign exchange rates [line items]
Closing rates	1.1	1.07	1.14	1.22	1.12
GBP [member]
Disclosure of foreign exchange rates [line items]
Closing rates	0.87	0.89	0.84	0.9	0.85